Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date		rr_ProspectusDate	Jun. 26, 2015
ALPS Enhanced Put Write Strategy ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY SECTION ALPS Enhanced Put Write Strategy ETF (the “Fund”)
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks total return, with an emphasis on income as the source of that total return.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. When the Fund writes options at the beginning of each one month period, those transactions are not counted as “portfolio turnover” but the costs incurred with writing those options (such as commissions or markups in the bid/offer spread) have similar effects on the Fund’s transaction costs, taxes and performance. Because the Fund is newly organized, there is no portfolio turnover to report.
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Overview of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is designed for investors who seek total return with an emphasis on income generated through (i) premiums received from selling put options based on the SPDR® S&P 500® ETF Trust (“SPY”), an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (“S&P 500”) and (ii) investing such premium income in an actively-managed portfolio of investment grade debt securities. When SPY (and thus the S&P 500) is flat or rising in value, the Fund’s strategy is intended to provide income from (i) and (ii), but Fund returns will not necessarily increase in the same amount SPY (and thus the S&P 500) rises in value. When SPY (and thus the S&P 500) is declining in value, the Fund will lose value because the put options sold by the Fund may be exercised (thus requiring the Fund to buy SPY at the option’s strike price, which is then higher than SPY’s current market price). However, the Fund’s income received from (i) and (ii) would offset at least some portion of the Fund’s losses from the decline in SPY’s (and thus the S&P 500’s) value. Accordingly, the Fund is intended for investors who seek income when the investor believes SPY (and thus the S&P 500) will remain flat or rise in value in a manner intended to provide at least some downside protection when SPY (and thus the S&P 500) declines in value. Since the Fund will not produce gains that correspond to the amount SPY (and thus the S&P 500) rises in value, the Fund should not be confused with a fund that is designed to track the performance of the S&P 500. If SPY (and thus the S&P 500) declines in value, thereby permitting the put options the Fund has sold to be exercised, Fund losses will likely outweigh the income attributable to (i) and (ii), and Fund losses may be substantial. The value of the Fund’s debt securities may also decline in value or fail to produce interest income, which would detract from the Fund’s returns when SPY (and thus the S&P 500) is flat or rising in value and may exacerbate Fund losses when SPY (and thus the S&P 500) is declining in value. Please refer to the Fund’s prospectus for further information, including a table showing the effect of various hypothetical changes in the value of SPY (and thus the S&P 500) on the Fund’s options positions.

Description of Principal Investment Strategies

The Fund seeks to achieve its investment objective by (i) selling listed one-month put options on SPY and (ii) investing the premium income received from selling such options in a portfolio of investment grade debt securities. SPY is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500. SPY holds a portfolio of the common stocks that are included in the S&P 500, with the weight of each stock in SPY’s portfolio substantially corresponding to the weight of such stock in the S&P 500. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock (in this case, shares of SPY) declines below the strike price at any time prior to expiration, the option is “in-the-money” and the Fund will be required, if the option is exercised by the option buyer, to buy SPY at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of SPY underlying the option is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of SPY and/or the S&P 500 underlying the option increases, the Fund’s returns will not increase accordingly. The Fund may also sell listed one-month put options directly on the S&P 500 under certain circumstances (such as if such options have more liquidity and narrower spreads than options on SPY).

Each listed put option sold by the Fund is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration). If a listed put option sold by the Fund is exercised prior to expiration, the Fund will buy the SPY underlying the option at the time of exercise and at the strike price, and will hold SPY until the market close on the day the option expires.

The Fund may, with respect to no more than 20% of its assets, engage in certain opportunistic “put spread” and “call spread” strategies. Specifically, when the Sub-Adviser believes the S&P 500 (and thus SPY) will rise or not decline in value, the Fund may engage in “put spreads” whereby the Fund will buy back certain of the written put options which are out of the money (i.e., the strike price of the put option is lower than the market price of the underlying SPY) prior to expiration in order to sell new put options which are less out of the money. Similarly, the Fund may buy back certain of its written put options prior to expiration in order to sell new longer-dated options that will remain open past the one-month period of the original option. These put spread strategies are intended to provide the Fund additional premium income, but will increase risk in a falling S&P 500 (and thus SPY) market. Conversely, when the Sub-Adviser believes the S&P 500 will decline in value, the Fund may engage in “call spreads” whereby the Fund will sell call options which are in-the-money (i.e., the strike price of the call option is lower than the market price of the underlying SPY) and buy back less in-the-money call options, thereby providing the Fund additional premium income while providing some risk protection from a declining S&P 500 (and thus SPY). The Sub-Adviser may employ a version of this call spread strategy whereby the Fund buys more calls than it sells (as long as the Fund receives a net premium on such transactions). This may enable the Fund to perform better when the S&P 500 (and thus SPY) experiences gains well above the strike price of the calls bought by the Fund. However, even if the Fund engages in such call spreads, a declining S&P 500 (and thus SPY) will significantly detract from Fund performance (given the Fund’s principal strategy of selling put options on SPY).

In addition to selling listed put options on SPY, the Fund will invest the option premiums (and cash for orders to purchase Shares in large aggregations known as “Creation Units,” as further defined herein) the Fund receives in an actively-managed portfolio of investment grade debt securities at least equal in value to the Fund’s maximum liability under its written options (i.e., the strike price of each option). Investment grade debt securities are those rated “Baa” equivalent or higher by a nationally recognized statistical rating organization (“NRSROs”), or are unrated securities that the Sub-Adviser believes are of comparable quality. Such investment grade debt securities will include Treasury bills (short-term U.S. government debt securities), corporate bonds (debt securities issued by corporate entities), commercial paper (unsecured, short-term corporate debt instruments), mortgage-backed securities (securities backed by a group of mortgages) (“MBS”), asset-backed securities (securities backed by loans, leases or other receivables other than mortgages) (“ABS”) and notes issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The average duration of such securities will not exceed six months and the maximum maturity of any single security will not exceed one year. The Fund seeks incremental return from its investments in investment grade debt securities in excess of the return on short-term Treasury bills, but there is no assurance that the Fund’s investment grade debt securities will achieve this excess return.

Every month, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any units of SPY it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. This monthly cycle likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units,” as further defined herein) during a one-month period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-month period. Conversely, if the Fund redeems Shares in Creation Unit size during a monthly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. Investors should also note that the risk factors titled “Put Option Risk,” “Equity Risk” and “Implied Volatility Risk” concern the features of the Fund from which the Fund expects to derive its investment return.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Put Option Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will either earmark or segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of SPY.

Equity Risk. The value of the options sold by the Fund is based on the value of the instruments directly or indirectly underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of SPY underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of stocks comprising SPY participate, or factors relating to specific companies comprising SPY. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of SPY underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of SPY underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of the stocks comprising SPY participate, or factors relating to specific companies comprising SPY.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments are unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Changes in interest rates may also affect the Fund’s share price; a sharp rise in interest rates could cause the Fund’s share price to fall. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security’s duration. For example, if a fixed income security has a duration of six months, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 0.5%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Fund’s, based on the portfolio’s average duration. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Income Risk. Income risk is the risk that falling interest rates will cause the Fund’s income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage- and Asset-Backed Securities Risks. In addition to other risks commonly associated with investing in debt securities, MBS are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage-related securities may adversely affect the liquidity and market value of MBS. ABS entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Tax Efficiency Risk. Unlike most exchange-traded funds, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional exchange-traded funds. Exchange-traded funds generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different exchange-traded fund. In addition, as a result of the Fund selling options every 30 days, it is expected that any distributions by the Fund will be taxable as ordinary income.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options at the beginning of each 30 day period. Because the Fund “turns over” its option positions every 30 days in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser’s decisions relating to the Fund’s fixed income investments will also affect the Fund’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the Fund’s yield at times could lag those of other similarly managed funds.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings, including put options, trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per Share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Risk of Investment in Other Investment Companies. Upon physical settlement of an option on SPY or if an option on SPY is closed out early, the Fund may acquire shares in SPY, which is an investment company. The market value of the shares of SPY may be less than its net asset value (“NAV”). As an investor in investment companies, the Fund would bear its ratable share of that entity’s expenses, while continuing to pay its own management fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.
Risk Lose Money [Text]		rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.
ALPS Enhanced Put Write Strategy ETF | ALPS Enhanced Put Write Strategy ETF
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.75%
Other expenses	[1]	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.75%
One Year		rr_ExpenseExampleYear01	$ 77
Three Years		rr_ExpenseExampleYear03	$ 240

[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.